Interest Income and Expense (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Interest Income and Expense by Basis of Accounting Classification

The following table presents interest income and interest expense by basis of accounting measurement. Please refer to Note 2 for the type of instruments measured at amortized cost and FVOCI.

Interest Income and Expense[1]
(millions of Canadian dollars)		For the years ended
	October 31, 2019		October 31, 2018
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$31,663	$11,294	$27,693	$9,286

Measured at FVOCI	3,165	–	2,946	–
	34,828	11,294	30,639	9,286

Not measured at amortized cost or FVOCI[2]	7,171	6,774	5,783	4,897
Total	$41,999	$18,068	$36,422	$14,183

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at FVTPL and equities designated at FVOCI.